Share-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Schedule of Activities of the Restricted Shares

A summary of activities of the restricted shares for the year ended June 30, 2026 is as follow:

	Number of nonvested restricted shares	Weighted average FV per ordinary share on the grant date ($US)
Unvested as of July 1, 2024
Granted	-	-
Vested	-	-
Forfeited	-	-
Unvested as of June 30, 2025	-	-
Granted (1)	11,000	48.78
Vested (1)	(1,000)	21.58
Forfeited (1)	-	-
Unvested as of June 30, 2026	10,000	51.5

(1)	Retroactively restated for effect of 1-for-25 reverse stock splits on March 16, 2026 and 1-for-4 reverse stock splits on October 30, 2026.

Schedule of Allocation of Total Share Based Compensation Expenses	The allocation of total share-based compensation expenses is set forth as follows:
	For the years ended June 30,
	2026	2025
	US$	US$
General and administrative expenses	213,611	-
Total	213,611	-